Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

At June 12, 2012, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation.

(dollars in thousands, except per share data)

	24 Weeks Ended
	June 11, 2013	June 12, 2012
Income from continuing operations	$8,000	$8,528
Discontinued operations, net of income tax benefit	—	84

Net income	$8,000	$8,612

Shares:
Weighted average number of common shares outstanding	23,794,667	17,994,667
Dilutive shares	202	—

Total Diluted Shares	23,794,869	17,994,667

Basic income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Basic income per share	$0.34	$0.48

Diluted income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Diluted income per share	$0.34	$0.48

Diluted earnings per share for fiscal 2012 excludes stock options of 825,000, which were outstanding during the period but were anti-dilutive.

(dollars in thousands, except per share data)

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income (loss) from continuing operations	$8,757	$9,647	$14,573
Discontinued operations, net of income tax benefit	(27)	(674)	(819)

Net income (loss)	$8,730	$8,973	$13,754

Shares:
Weighted average number of common shares outstanding(1)	17,994,667	17,994,667	20,432,579
Dilutive shares	—	—	—

Total Diluted Shares	17,994,667	17,994,667	20,432,579

Basic and diluted income (loss) per common share:
Continuing operations	$0.49	$0.54	$0.71
Discontinued operations	(0.00)	(0.04)	(0.04)

Basic and diluted income (loss) per share	$0.49	$0.50	$0.67

(1)	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).